UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Air Freight & Logistics — 2.6%
FedEx Corp.(1)	66,960	$16,077,766

		$16,077,766

Auto Components — 2.0%
Aptiv PLC(1)	142,763	$12,130,572

		$12,130,572

Banks — 7.9%
Bank of America Corp.(1)	622,252	$18,661,337
First Republic Bank(1)	73,978	6,851,103
JPMorgan Chase & Co.(1)	211,420	23,249,857

		$48,762,297

Beverages — 1.4%
Constellation Brands, Inc., Class A(1)	36,646	$8,352,356

		$8,352,356

Biotechnology — 2.7%
Celgene Corp.(1)(2)	90,586	$8,081,177
Gilead Sciences, Inc.(1)	116,688	8,797,108

		$16,878,285

Capital Markets — 3.3%
Charles Schwab Corp. (The)(1)	237,883	$12,422,250
Credit Suisse Group AG	473,920	7,959,496

		$20,381,746

Chemicals — 0.6%
DowDuPont, Inc.(1)	62,766	$3,998,822

		$3,998,822

Containers & Packaging — 0.9%
Ball Corp.(1)	135,903	$5,396,708

		$5,396,708

Diversified Telecommunication Services — 3.0%
AT&T, Inc.(1)	311,287	$11,097,382
Zayo Group Holdings, Inc.(1)(2)	218,437	7,461,808

		$18,559,190

Electric Utilities — 1.7%
NextEra Energy, Inc.(1)	62,511	$10,209,922

		$10,209,922

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.(1)	43,419	$6,310,517
Equity Residential(1)	88,218	5,435,993
Simon Property Group, Inc.(1)	38,328	5,915,927

		$17,662,437

Food Products — 1.3%
Mondelez International, Inc., Class A(1)	199,328	$8,317,957

		$8,317,957

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories(1)	97,226	$5,825,782
Danaher Corp.(1)	155,203	15,195,926

		$21,021,708

Health Care Providers & Services — 1.2%
Aetna, Inc.(1)	41,984	$7,095,296

		$7,095,296

Household Products — 1.3%
Colgate-Palmolive Co.(1)	113,979	$8,170,015

		$8,170,015

Insurance — 2.9%
American Financial Group, Inc.(1)	86,548	$9,712,417
Chubb, Ltd.(1)	57,237	7,828,304

		$17,540,721

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)(2)	14,271	$20,654,989

		$20,654,989

Internet Software & Services — 7.3%
Akamai Technologies, Inc.(1)(2)	130,690	$9,276,376
Alphabet, Inc., Class C(1)(2)	22,783	23,507,272
Facebook, Inc., Class A(1)(2)	15,710	2,510,301
GoDaddy, Inc., Class A(1)(2)	155,903	9,575,562

		$44,869,511

IT Services — 3.4%
Visa, Inc., Class A(1)	175,913	$21,042,713

		$21,042,713

Machinery — 5.2%
Caterpillar, Inc.(1)	108,377	$15,972,602
Fortive Corp.(1)	208,567	16,168,114

		$32,140,716

Media — 2.4%
Live Nation Entertainment, Inc.(1)(2)	176,670	$7,444,874
Walt Disney Co. (The)(1)	70,544	7,085,439

		$14,530,313

Security	Shares	Value
Multi-Utilities — 1.3%
Sempra Energy(1)	69,753	$7,757,929

		$7,757,929

Oil, Gas & Consumable Fuels — 5.8%
ConocoPhillips(1)	150,165	$8,903,283
EOG Resources, Inc.(1)	74,235	7,814,718
Exxon Mobil Corp.(1)	177,882	13,271,776
Phillips 66(1)	57,916	5,555,303

		$35,545,080

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A(1)	59,194	$8,862,526

		$8,862,526

Pharmaceuticals — 5.8%
Johnson & Johnson(1)	160,763	$20,601,778
Zoetis, Inc.(1)	177,650	14,835,552

		$35,437,330

Road & Rail — 2.3%
CSX Corp.(1)	248,953	$13,869,172

		$13,869,172

Semiconductors & Semiconductor Equipment — 1.3%
QUALCOMM, Inc.(1)	149,405	$8,278,531

		$8,278,531

Software — 6.3%
Microsoft Corp.(1)	336,801	$30,739,827
salesforce.com, Inc.(1)(2)	69,827	8,120,880

		$38,860,707

Specialty Retail — 3.1%
Home Depot, Inc. (The)(1)	107,105	$19,090,395

		$19,090,395

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.(1)	157,767	$26,470,147
Xerox Corp.(1)	318,737	9,173,251

		$35,643,398

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B(1)	166,984	$11,094,417

		$11,094,417

Tobacco — 1.8%
Altria Group, Inc.(1)	174,567	$10,879,015

		$10,879,015

Total Common Stocks (identified cost $497,000,959)		$599,112,540

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	10,780,561	$10,778,405

Total Short-Term Investments (identified cost $10,779,635)		$10,778,405

Total Purchased Put Options — 1.0% (identified cost $3,710,088)		$6,149,190

Total Investments — 100.2% (identified cost $511,490,682)		$616,040,135

Total Written Call Options — (0.3)% (premiums received $3,397,861)		$(1,804,323)

Other Assets, Less Liabilities — 0.1%		$347,355

Net Assets — 100.0%		$614,583,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $25,530.

Purchased Put Options — 1.0%

Exchange-Traded Options — 1.0%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	184	$48,592,008	$2,565	4/2/18	$10,580
S&P 500 Index	182	48,063,834	2,625	4/4/18	310,310
S&P 500 Index	181	47,799,747	2,670	4/6/18	814,500
S&P 500 Index	181	47,799,747	2,700	4/9/18	1,228,085
S&P 500 Index	181	47,799,747	2,670	4/11/18	921,290
S&P 500 Index	182	48,063,834	2,665	4/13/18	924,560
S&P 500 Index	185	48,856,095	2,580	4/16/18	382,950
S&P 500 Index	185	48,856,095	2,600	4/18/18	529,100
S&P 500 Index	184	48,592,008	2,500	4/20/18	213,440
S&P 500 Index	186	49,120,182	2,500	4/23/18	230,640
S&P 500 Index	184	48,592,008	2,530	4/25/18	329,360
S&P 500 Index	185	48,856,095	2,490	4/27/18	254,375

Total					$6,149,190

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	182	$48,063,834	$2,780	4/4/18	$(91,000)
S&P 500 Index	181	47,799,747	2,810	4/6/18	(3,620)
S&P 500 Index	181	47,799,747	2,550	4/9/18	(144,800)
S&P 500 Index	181	47,799,747	2,815	4/11/18	(8,598)
S&P 500 Index	182	48,063,834	2,800	4/13/18	(21,840)
S&P 500 Index	185	48,856,095	2,750	4/16/18	(93,425)
S&P 500 Index	185	48,856,095	2,770	4/18/18	(74,925)
S&P 500 Index	184	48,592,008	2,710	4/20/18	(300,840)
S&P 500 Index	186	49,120,182	2,700	4/23/18	(376,650)
S&P 500 Index	184	48,592,008	2,725	4/25/18	(262,200)
S&P 500 Index	185	48,856,095	2,700	4/27/18	(426,425)

Total					$(1,804,323)

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$6,149,190	$—
Written options	—	(1,804,323)

Total	$6,149,190	$(1,804,323)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$77,500,686	$—		$—	$77,500,686
Consumer Staples	44,581,869	—		—	44,581,869
Energy	35,545,080	—		—	35,545,080
Financials	78,725,268	7,959,496		—	86,684,764
Health Care	80,432,619	—		—	80,432,619
Industrials	62,087,654	—		—	62,087,654
Information Technology	148,694,860	—		—	148,694,860
Materials	9,395,530	—		—	9,395,530
Real Estate	17,662,437	—		—	17,662,437
Telecommunication Services	18,559,190	—		—	18,559,190
Utilities	17,967,851	—		—	17,967,851
Total Common Stocks	$591,153,044	$7,959,496	*	$—	$599,112,540
Short-Term Investments	$—	$10,778,405		$—	$10,778,405
Purchased Put Options	6,149,190	—		—	6,149,190
Total Investments	$597,302,234	$18,737,901		$—	$616,040,135

Liability Description
Written Call Options	$(1,804,323)	$—		$—	$(1,804,323)
Total	$(1,804,323)	$—		$—	$(1,804,323)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018